DREYFUS PREMIER SHORT-INTERMEDIATE MUNICIPAL BOND FUND
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

March 17, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Dreyfus Premier Short-Intermediate Municipal Bond Fund (the "Fund") Registration File Nos. 33-11752; 811-5021

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Fund hereby certifies that:

(1)	the forms of Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the Fund's most recent post-effective registration statement amendment (the "Amendment"); and

(2)	the text of the Amendment was filed electronically on March 12, 2003.

DREYFUS PREMIER SHORT-INTERMEDIATE MUNICIPAL BOND FUND

By:	/s/ Robert R. Mullery Robert R. Mullery Assistant Secretary